UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:   10/31/10

Item 1.  Reports to Stockholders.

KCM MACRO TRENDS FUND

Semi-Annual Report

October 31, 2010

1-877-275-5599

www.KernsCapital.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

	KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2010
Shares	Security	Value
	COMMON STOCK - 58.34%
	AEROSPACE / DEFENSE - 3.32%
14,000	Boeing Co.	$ 988,960
21,000	Esterline Technologies Corp. *	1,269,240
13,000	TransDigm Group, Inc. *	861,510
		3,119,710
	AGRICULTURE - 0.94%
26,400	Archer-Daniels-Midland Co.	879,648

	APPAREL - 0.77%
12,500	Deckers Outdoor Corp. *	726,250

	AUTO PARTS & EQUIPMENT - 1.14%
15,000	Autoliv, Inc.	1,069,500

	BANKS - 3.09%
19,493	Banco Macro SA- ADR	971,726
6,200	Goldman Sachs Group, Inc.	997,890
38,000	Itau Unibanco Holding SA- ADR	933,280
		2,902,896
	CHEMICALS - 4.64%
27,436	Ashland, Inc.	1,416,520
18,405	Eastman Chemical Co.	1,446,081
14,600	Lubrizol Corp.	1,496,354
		4,358,955
	COAL - 1.69%
30,000	Peabody Energy Corp.	1,587,000

	COMMERCIAL SERVICES - 0.89%
13,800	Alliance Data Systems Corp. *	837,936

	COMPUTERS - 2.97%
5,500	Apple, Inc. *	1,654,785
7,900	International Business Machines Corp.	1,134,440
		2,789,225
	DIVERSIFIED FINANCIAL SERVICES - 0.92%
38,500	Nelnet, Inc. - Cl. A	865,095

	ENERGY - ALTERNATE SOURCES - 1.09%
34,000	JinkoSolar Holding Co. - ADR *	1,025,100

	HAND / MACHINE TOOLS - 0.73%
20,000	Kennametal, Inc.	682,800

See accompanying notes to financial statements.

	KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2010
Shares	Security	Value
	INSURANCE - 1.77%
16,500	Aflac, Inc.	$ 922,185
9,300	PartnerRe Ltd.	737,676
		1,659,861
	INTERNET - 1.11%
1,700	Google, Inc. - Cl. A *	1,042,083

	LEISURE TIME - 1.39%
18,400	Polaris Industries, Inc.	1,308,056

	MACHINERY - CONSTRUCTION & MINING - 4.30%
13,000	Bucyrus International, Inc. - Cl. A	886,080
15,000	Caterpillar, Inc.	1,179,000
27,900	Joy Global, Inc.	1,979,505
		4,044,585
	MACHINERY - DIVERSIFIED - 1.76%
10,100	Applied Industrial Technologies, Inc.	307,141
17,500	Deere & Co.	1,344,000
		1,651,141
	MEDIA - 0.50%
20,000	CTC Media, Inc.	472,000

	MINING - 4.58%
12,800	BHP Billiton Ltd.	1,056,960
12,800	Freeport-McMoRan Copper & Gold, Inc.	1,211,904
15,000	Rio Tinto PLC- ADR	976,800
33,000	Vale SA- ADR	1,060,620
		4,306,284
	MISCELLANEOUS MANUFACTURING - 0.75%
19,000	AZZ, Inc.	705,660

	OIL & GAS - 3.61%
11,750	Chevron Corp.	970,668
13,800	Diamond Offshore Drilling, Inc.	913,008
15,000	Petroleo Brasileiro SA - ADR	511,800
34,400	Pioneer Southwest Energy Partners LP	996,224
		3,391,700
	PHARMACEUTICALS - 2.61%
22,000	Herbalife Ltd.	1,404,920
60,500	Pfizer, Inc.	1,052,700
		2,457,620

See accompanying notes to financial statements.

	KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2010
Shares	Security	Value
	RETAIL - 4.75%
19,000	Cracker Barrel Old Country Store, Inc.	$ 1,023,910
29,400	Darden Restaurants, Inc.	1,343,874
32,400	Ezcorp, Inc. *	695,952
11,833	First Cash Financial Services, Inc. *	343,985
36,000	Ltd Brands, Inc.	1,058,040
		4,465,761
	SOFTWARE - 3.29%
31,500	Fidelity National Information Services, Inc.	853,650
37,000	Oracle Corp.	1,087,800
34,000	VeriFone Systems, Inc. *	1,150,220
		3,091,670
	TELECOMMUNICATIONS - 2.54%
23,400	CenturyLink, Inc.	968,292
36,000	Cisco Systems, Inc. *	821,880
17,656	InterDigital, Inc. *	592,712
		2,382,884
	TRANSPORTATION - 3.19%
16,000	CSX Corp.	983,200
15,500	Norfolk Southern Corp.	953,095
53,000	Ship Finance International Ltd.	1,065,830
		3,002,125

	TOTAL COMMON STOCK	54,825,545
	( Cost - $40,885,802)

	EXCHANGE TRADED FUNDS - 5.34%
	ASSET ALLOCATION FUND - 5.13%
200,000	Direxion Daily Emerging Markets Bear 3X Shares *	4,820,000

	EQUITY FUND - 0.21%
2,585	iPath MSCI India Index ETN *	199,459

	TOTAL EXCHANGE TRADED FUNDS	5,019,459
	( Cost - $5,208,969)

	SHORT-TERM INVESTMENTS - 27.54%
25,878,836	AIM STIT Liquid Assets Portfolio, 0.20%**	25,878,836
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $25,878,836)

	TOTAL INVESTMENTS - 91.22%
	( Cost - $71,973,607)	85,723,840
	OTHER ASSETS LESS LIABILITIES - 8.78%	8,246,723
____	NET ASSETS - 100.00%	$ 93,970,563
* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2010.
ADR - American Depositary Receipt.

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2010

ASSETS
Investment securities:
At cost	$ 71,973,607
At value	$ 85,723,840
Receivable for securities sold	15,430,642
Foreign Cash (Cost $688,894)	777,509
Receivable for Fund shares sold	8,171
Dividends and interest receivable	67,392
Prepaid expenses and other assets	22,309
TOTAL ASSETS	102,029,863

LIABILITIES
Payable for investments purchased	7,917,951
Distribution (12b-1) fees payable	20,620
Fund shares repurchased	15,380
Investment advisory fees payable	75,857
Fees payable to other affiliates	13,360
Accrued expenses and other liabilities	16,132
TOTAL LIABILITIES	8,059,300
NET ASSETS	$ 93,970,563

Net Assets Consist Of:
Paid in capital	$ 93,093,509
Accumulated net investment loss	(5,438)
Accumulated net realized loss from security and foreign currency transactions	(12,956,356)
Net unrealized appreciation of:
Investments	13,750,233
Foreign currency translations	88,615
NET ASSETS	$ 93,970,563

Class R-1
Net Assets	91,250,521
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,541,527
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.68

Class R-2
Net Assets	2,720,042
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	256,608
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.60

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2010

INVESTMENT INCOME
Dividends (Less $13,291 Foreign Taxes)	$ 717,854
Interest	11,370
TOTAL INVESTMENT INCOME	729,224

EXPENSES
Investment advisory fees	475,467
Distribution (12b-1) fees:
Class R-1	115,229
Class R-2	14,551
Administrative services fees	49,105
Accounting services fees	18,956
Professional fees	14,000
Transfer agent fees	11,662
Compliance officer fees	8,074
Registration fees	7,575
Custodian fees	6,750
Printing and postage expenses	3,451
Trustees' fees and expenses	4,030
Insurance expense	1,232
Other expenses	4,580
TOTAL EXPENSES	734,662

NET INVESTMENT LOSS	(5,438)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	(6,465,730)
Foreign currency transactions	190
(6,465,540)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,714,096)
Foreign currency translations	88,615
(4,625,481)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY	(11,091,021)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (11,096,459)

See accompanying notes to financial statements.

KCM Macro Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2010	April 30, 2010
FROM OPERATIONS:	(Unaudited)
Net investment income (loss)	$ (5,438)	$ 151,662
Net realized loss from investments and foreign currency transactions	(6,465,540)	(3,085,836)
Net change in unrealized appreciation (depreciation) of investments
and foreign currency translations	(4,625,481)	14,880,782
Net increase (decrease) in net assets resulting from operations	(11,096,459)	11,946,608

DISTRIBUTIONS TO SHAREHOLDERS:
Class R-1:
From net investment income ($0.00 and $0.03 per share, respectively)	-	(170,979)
Net decrease in net assets from distributions to shareholders	-	(170,979)

FROM SHARES OF BENEFICIAL INTEREST :
Class R-1:
Proceeds from shares sold (2,357,909 and 3,488,284 shares, respectively)	26,434,040	38,764,175
Reinvestment of Dividends (0 and 14,479 shares, respectively)	-	164,911
Payments for shares redeemed (1,888,174 and 596,007 shares, respectively)	(19,748,322)	(6,507,650)
	6,685,718	32,421,436

Class R-2:
Proceeds from shares sold (11,527 and 229,750 shares, respectively)	123,895	2,496,424
Payments for shares redeemed (47,045 and 2,029 shares, respectively)	(474,375)	(22,213)
	(350,480)	2,474,211

Net increase in net assets from shares of beneficial interest	6,335,238	34,895,647

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,761,221)	46,671,276

NET ASSETS
Beginning of Period	98,731,784	52,060,508
End of Period *	$ 93,970,563	$ 98,731,784
* Includes accumulated net investment loss of:	$ (5,438)	$ -

See accompanying notes to financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

		Class R-1
		Six Months		Year	Period
		Ended		Ended	Ended
		Oct. 31. 2010		April 30, 2010	Apr. 30, 2009**
		(Unaudited)
Net asset value, beginning of period		$ 11.81		$ 9.96	$ 10.00

Activity from investment operations:
	Net investment income (1)	-		0.03	0.06
	Net realized and unrealized gain (loss) on investments	(1.13)		1.85	(0.02)
Total from investment operations		(1.13)		1.88	0.04
Less distributions:
	From net investment income	-		(0.03)	(0.07)
	In excess of net investment income	-		-	(0.01)
Total distributions		-		(0.03)	(0.08)

Net asset value, end of period		$ 10.68		$ 11.81	$ 9.96

Total return (2,3)		(9.57)%		18.86%	0.47%

Net assets, end of period (000s)		$ 91,251		$ 95,297	$ 51,419

Ratio of expenses to average net assets (4)		1.51%		1.56%	1.66%

Ratio of net investment income to average net assets (4)		0.01%		0.24%	0.84%

Portfolio turnover rate		627%	(3)	292%	1,119%	(3)

**	For the period August 4, 2008 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share
	data for the period.
(2)	Assume reinvestment of all dividends and distributions, if any.
(3)	Not Annualized.
(4)	Annualized.

See accompanying notes to financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

				Class R-2
		Six Months		Year	Period
		Ended		Ended	Ended
		Oct. 31. 2010		April 30, 2010	Apr. 30, 2009**
		(Unaudited)
Net asset value, beginning of period		$ 11.76		$ 9.97	$ 9.49

Activity from investment operations:
	Net investment loss (1)	(0.04)		(0.05)	(0.01)
	Net realized and unrealized gain (loss) on investments	(1.12)		1.84	0.49
Total from investment operations		(1.16)		1.79	0.48
Less distributions:
	From net investment income			-	-
	In excess of net investment income			-	-
Total distributions		-		-	-

Net asset value, end of period		$ 10.60		$ 11.76	$ 9.97

Total return (2,3)		(9.86)%		17.95%	5.06%

Net assets, end of period (000s)		$ 2,720		$ 3,435	$ 642

Ratio of expenses to average net assets (4)		2.26%		2.31%	2.28%

Ratio of net investment loss to average net assets (4)		(0.74)%		(0.49)%	(1.39)%

Portfolio turnover rate		627%	(3)	292%	1,119%	(3)

**	For the period April 2, 2009 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share
	data for the period.
(2)	Assume reinvestment of all dividends and distributions, if any.
(3)	Not Annualized.
(4)	Annualized.

See accompanying notes to financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2010

1.

ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund offers two classes of shares designated as Class R-1 and Class R-2.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.  Class R-1 commenced operations on August 4, 2008 and Class R-2 commenced operations on April 2, 2009.

           Class R-1 shares and Class R-2 shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 54,825,545	-	-	$ 54,825,545
Exchange-Traded Funds	5,019,459	-	-	5,019,459
Short-Term Investments	25,878,836	-	-	25,878,836
Total	$ 85,723,840	$ -	$ -	$ 85,723,840

                                                            The Fund did not hold any Level 3 securities during the period.

                                            *Please refer to the Portfolio of Investments for Industry classifications.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

(a) For the six months ended October 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $493,941,463 and $520,893,023, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended October 31, 2010, the Fund incurred $475,467 of advisory fees.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

Distributor- The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets for Class R-1 shares and Class R-2 shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  For the six months ended October 31, 2010, pursuant to the Plan, Class R-1 shares paid $115,229 and Class R-2 shares paid $14,551.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Trustees- The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration- The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Prior to August 1, 2009, the Fund was billed at a reduced rate.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

Fund Accounting- Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  Fees are billed monthly as follows:

A minimum annual fee of $24,000 plus:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency-  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class, subject to discounts in the initial year and waived for the second share class, and the per account charge is $14.00 per account.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2010, the Fund incurred expenses of $8,074 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended October 31, 2010, GemCom collected amounts totaling $4,355 for EDGAR and printing services performed.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended was as follows:

As of April 30, 2010, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.

Foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $12,116 of such foreign currency losses.

At April 30, 2010, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

Permanent book and tax differences primarily attributable to partnership adjustments and net operating losses resulted in reclassification for the period ended April 30, 2010 as follows:

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2010

6.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”.  ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

KCM Macro Trends Fund

EXPENSE EXAMPLES

October 31, 2010 (Unaudited)

As a shareholder of the KCM Macro Trends Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/10	Ending Account Value 10/31/10	Annualized Expense Ratio	Expense Paid During Period* 5/1/10 - 10/31/10
Actual
Class R-1	$1,000.00	$ 904.30	1.51%	$ 7.25
Class R-2	$1000.00	$ 901.40	2.26%	$10.83
Hypothetical (5% return before expenses)
Class R-1	$1,000.00	$1,017.59	1.51%	$ 7.68
Class R-2	$1,000.00	$1,013.81	2.26%	$11.47

*  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended October 31, 2010 (184) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR

Kerns Capital Management, Inc.

Galleria Financial Center

5075 Westheimer Rd., Suite 1177

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/6/11